Employee Benefits - Additional Information (Detail) € / shares in Units, € in Thousands		1 Months Ended	6 Months Ended
	Jun. 30, 2021 shares	Jan. 31, 2023 shares	Jun. 30, 2023 EUR (€) shares € / shares	Jun. 30, 2023 $ / shares € / shares	Dec. 31, 2022	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 $ / shares	Oct. 01, 2022 $ / shares	Jun. 30, 2022 $ / shares
Employee Benefits [Line Items]
Plan offers to buy maximum number of shares | shares			2,725,130
Par value per share | $ / shares							$ 2.58
Lock up period			3 years
Revenue | €			€ 68,020			€ 67,811
Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Plan offers to buy maximum number of shares | shares			38,160
Employee Stock Options Plan [Member]
Employee Benefits [Line Items]
Plan offers to buy maximum number of shares | shares		20,000
Maximum discount granted to each employee to purchase shares		15.00%
Employee Stock Options Plan [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Ceiling limit on the purchase of shares on yearly salary per employee		1.00%
Employee Stock Options Plan [Member] | Top of range [member]
Employee Benefits [Line Items]
Ceiling limit on the purchase of shares on yearly salary per employee		10.00%
Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Plan offers to buy maximum number of shares | shares			0
Restricted Stock Units for Employees [Member]
Employee Benefits [Line Items]
Plan offers to buy maximum number of shares | shares			2,076,632
Legacy Stock Option Program [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share | (per share)			€ 0.12	€ 0.12					$ 0.5
Exercise price of outstanding share options | $ / shares								$ 466.24
Maximum number of shares that shall underlie all of the options under the plan | shares	4,289
Exchange Ratio			240.990795184659
Weighted average remaining contractual life of outstanding share options			5 years
Weighted average share price | $ / shares				€ 8.66
Legacy Stock Option Program [Member] | After Applying the Exchange Ratio [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Exercise price of outstanding share options | € / shares			€ 1.93	€ 1.93
Maximum number of shares that shall underlie all of the options under the plan | shares	1,033,609
Incentive Award Plan [Member] | Performance Based Vesting Stock Options [Member] | Period 1 [Member] | Accelerator Event [Member]
Employee Benefits [Line Items]
Revenue | €			€ 1,000,000
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement					100.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | First Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Second Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Third Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			34.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 1 [Member]
Employee Benefits [Line Items]
Weighted average share price | $ / shares				€ 25
Number of trading days for determining the share price			20 days
Number of consecutive trading days for determining the share price			30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 1 [Member] | Accelerator Event [Member]
Employee Benefits [Line Items]
Weighted average share price | $ / shares				25
Number of trading days for determining the share price			20 days
Number of consecutive trading days for determining the share price			30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 2 [Member]
Employee Benefits [Line Items]
Weighted average share price | $ / shares				€ 30
Number of trading days for determining the share price			20 days
Number of consecutive trading days for determining the share price			30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Period 1 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Period 2 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | First Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Second Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			50.00%
Two Thousand and Twenty Two Management Stock Option Plan [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share | $ / shares							$ 0.0021